As filed with the Securities and Exchange Commission on October 25, 2005.

File No. 33-79742
811-8546

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 17	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
AMENDMENT NO. 18	[X]

THE BRAMWELL FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

745 Fifth Avenue, New York, New York 10151
(Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code:	(212) 308 0505

Elizabeth R. Bramwell
The Bramwell Funds, Inc.
745 Fifth Avenue, New York, New York 10151
(Name and address of agent for service of process)

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
X	on November 1, 2005 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
on (date) pursuant to paragraph (a) of Rule 485
75 days after filing pursuant to paragraph (a)(2)of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment consists of the following:

(1)	Facing Sheet of the Registration Statement.
(2)	Text stating purpose of amendment and incorporating by reference from previous filing.
(3)	Signature page.

This amendment is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating a new effective date for a previously filed post-effective amendment pursuant to Rule 485(a), which has not yet become effective. The Registrant intends to file a post-effective amendment pursuant to Rule 485(b) prior to the new proposed date of effectiveness shown on the Facing Sheet. That amendment will be responsive to SEC staff comments and will include any text and exhibits omitted from the original amendment filed pursuant to Rule 485(a).

Parts A, B and C are incorporated by reference to Post-Effective Amendment No. 16 to this Registration Statement (File No. 33-79742) filed on August 31, 2005.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and State of New York on the 25th day of October, 2005.

THE BRAMWELL FUNDS, INC.

By: *
Elizabeth R. Bramwell
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

* Elizabeth R. Bramwell	Director and President (principal executive, financial and accounting officer)	10/25/05

* Theodore J. Coburn	Director	10/25/05

* Darlene T. DeRemer	Director	10/25/05

* James C. Sargent	Director	10/25/05

* Martha R. Seger	Director	10/25/05

* By:	/s/ Margaret A. Bancroft

Margaret A. Bancroft
as Attorney-in-Fact